MARKMAN                                                  Markman MultiFund Trust
MULTIFUND                                          312 Walnut Street, 21st Floor
TRUST                                                Cincinnati, Ohio 45202-3874

                                                        Telephone 1-800-707-2771
                                                                    513-629-2000

May 2, 2003

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Markman MultiFund Trust
     File No. 33-85182

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Markman MultiFund Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 13) has been filed electronically.

Very truly yours,

/s/ Dawn R. Garvin

Dawn R. Garvin
Assistant Secretary